INVESTMENTS IN AFFILIATES - Narrative (Details) - USD ($)								1 Months Ended		12 Months Ended
	Nov. 08, 2018	Oct. 24, 2018	Oct. 01, 2018	Nov. 15, 2017	Oct. 13, 2016	Oct. 12, 2016	Jul. 25, 2016	Dec. 31, 2018	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 06, 2016	Dec. 31, 2011	Mar. 31, 2006
Equity method investments acquired:
Equity method investment, other than temporary impairment								$ 149,400,000		$ 500,000	$ 149,389,000
Minimum quarterly distribution per unit (in dollars per share)		$ 0.4042			$ 0.5775	$ 0.3850
Dividends received										7,609,000	15,837,000	$ 27,553,000
Derivative asset								95,500,000		$ 46,970,000	95,500,000
Percentage of voting interest acquired										50.00%
Dividends										$ 36,726,000	49,023,000
Interest costs capitalized											148,100,000
Equity method investments								$ 571,782,000		$ 508,805,000	$ 571,782,000	703,225,000
Common shares, par value (in dollars per share)								$ 1.00		$ 1.00	$ 1.00
Investments, ownership percentage										100.00%
Egyptian Company for Gas Services S.A.E
Equity method investments acquired:
Common stock purchased (in shares)															500,000
Common stock purchased, price per share (in dollars per share)															$ 1
Percentage of voting interest acquired										50.00%					50.00%
Investee capital share amount called														$ 7,500,000
Cash paid to maintain equity interest														$ 3,750,000
Ownership percentage, equity method investment														50.00%
Dividends										$ 0	$ 200,000
Golar Partners
Equity method investments acquired:
Dividends received				$ 900,000						$ 36,800,000	$ 48,400,000	52,300,000
Golar Partners, Common Unit
Equity method investments acquired:
Number of units (in shares)				374,295	2,994,364
Number of earn-out units (in shares)					748,592
Golar Partners, Common Unit | Golar Partners
Equity method investments acquired:
Number of earn-out units (in shares)									374,295
Golar Partners, General Partner Units
Equity method investments acquired:
Number of units (in shares)				7,639	61,109
Number of earn-out units (in shares)					15,278
Golar Partners, General Partner Units | Golar Partners
Equity method investments acquired:
Number of earn-out units (in shares)									7,639
Golar Partners
Equity method investments acquired:
Ownership percentage, equity method investment								32.00%		32.00%	32.00%
Equity method investments								$ 271,160,000		$ 214,296,000	$ 271,160,000
Investments, ownership percentage								32.00%		32.00%	32.00%
Golar Power
Equity method investments acquired:
Ownership percentage, equity method investment								50.00%		50.00%	50.00%		50.00%
Related party transaction amount										$ 5,000,000.0	$ 55,000,000.0
Interest costs capitalized										14,700,000	10,500,000
Equity method investments								$ 266,151,000		$ 261,693,000	$ 266,151,000
OneLNG
Equity method investments acquired:
Ownership percentage, equity method investment								51.00%		51.00%	51.00%
Ownership percentage after transaction							51.00%
Equity method investments								$ 0			$ 0
OneLNG | Schlumberger
Equity method investments acquired:
Ownership percentage after transaction							49.00%
Avenir LNG Ltd
Equity method investments acquired:
Equity method investment, other than temporary impairment										$ 500,000
Ownership percentage, equity method investment								22.50%		22.50%	22.50%
Interest costs capitalized										$ 1,300,000	$ 400,000
Ownership percentage after transaction	22.50%
Equity method investments								$ 28,710,000		$ 28,101,000	28,710,000
Goodwill								3,800,000			3,800,000
Avenir LNG Ltd | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Equity method investments acquired:
Investment company, committed capital			$ 182,000,000.0
Avenir LNG Ltd | Stolt-Nielsen Limited
Equity method investments acquired:
Ownership percentage after transaction	45.00%
Avenir LNG Ltd | Hoegh LNG Holdings Limited
Equity method investments acquired:
Ownership percentage after transaction	22.50%
Equity Method Investments
Equity method investments acquired:
Reclassification of derivative					$ (15,000,000.0)
Other Noncurrent Assets
Equity method investments acquired:
Reclassification of derivative					$ 15,000,000.0
Earn-Out Units
Equity method investments acquired:
Derivative liability												$ 7,400,000
Loss on derivative											7,400,000
Derivative asset								$ 0			$ 0
Private Placement | Avenir LNG Ltd
Equity method investments acquired:
Equity method investments			$ 24,800,000
Number of subsidiary shares sold in transaction	11,000,000		99,000,000
Common shares, par value (in dollars per share)			$ 1
Sale of stock, price per share	$ 1		$ 1
Shares subscribed but unissued			24,800,000
Avenir LNG Ltd
Equity method investments acquired:
Ownership percentage, equity method investment			25.00%
Avenir LNG Ltd | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Equity method investments acquired:
Investment company, committed capital			$ 182,000,000.0